Other Non-financial Assets and Liabilities - Other non-financial assets (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	$ 34,634,563	$ 22,406,088
Other non-current non-financial assets	38,050,184	44,608,012
VAT Tax Credit and Other Taxes
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	19,497,233	11,281,502
Other non-current non-financial assets	19,799,224	29,198,027
Prepaid expenses
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	12,329,859	4,711,173
Guarantee deposit
Disclosure Of Financial Assets [Line Items]
Other non-current non-financial assets	1,879,019	1,902,479
PPM water rights
Disclosure Of Financial Assets [Line Items]
Other non-current non-financial assets	7,670,114	6,544,100
Spare parts with consumption schedule over 12 months
Disclosure Of Financial Assets [Line Items]
Other non-current non-financial assets	5,773,991	4,324,153
Other
Disclosure Of Financial Assets [Line Items]
Other current non-financial assets	2,807,471	6,413,413
Other non-current non-financial assets	$ 2,927,836	$ 2,639,253